GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 29, 2021
Goodwill [Line Items]
Additions	$ 314,700,000
Gross goodwill	540,100,000	$ 263,000,000.0
Accumulated impairment losses of goodwill	28,800,000	28,800,000
Goodwill	511,333,000	234,161,000	$ 221,102,000
Gross Carrying Amount		185,210,000
Amortization expense	11,400,000	11,500,000	11,500,000
Impairment of goodwill and intangible assets	0	$ 0	$ 0
DOLE brand
Goodwill [Line Items]
Gross Carrying Amount	$ 306,300,000
Legacy Dole
Goodwill [Line Items]
Goodwill				$ 274,048,000